Condensed Consolidated Financial Statements (Details Narrative) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Accumulated deficit	$ 11,385,596	$ 10,986,677	$ 10,225,051
Aqua Mining (PNG) [Member]
Percentage of owned subsidiary		90.00%
Angel Jade Pty, Ltd [Member]
Percentage of owned subsidiary		70.00%